Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2018
GMO Risk Premium Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO RISK PREMIUM FUND
Supplement [Text Block]	gmot_SupplementTextBlock

GMO TRUST

Supplement dated October 5, 2018 to the
GMO Trust Prospectus, dated June 30, 2018

GMO Risk Premium Fund

Effective October 1, 2018, Grantham, Mayo, Van Otterloo & Co. LLC has agreed to irrevocably reduce GMO Risk Premium Fund’s (the “Fund”) management fee to an annual rate of 0.25% of the Fund’s average daily net assets (a reduction of 0.20%). The table below shows the total annual fund operating expenses after expense reimbursement/waiver for each class of shares of the Fund, in each case reflecting the reduction of the management fee.

	Class III	Class IV	Class V	Class VI
Total annual fund operating expenses after expense reimbursement/waiver	0.40%	0.35%	0.34%	0.31%